Pension and severance plans:	12 Months Ended
Mar. 31, 2011
Pension and severance plans:

14. Pension and severance plans:

The Company and certain subsidiaries sponsor pension and retirement plans, which entitle employees, under most circumstances, to lump-sum indemnities or pension payments based on current rates of pay and length of service or the number of “points.” Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the mandatory retirement age.

During the fiscal year ended March 31, 2011, the Company and certain subsidiaries in Japan changed pension and severance plans as follows:

•	Shifting a portion of NIDEC’s defined benefit plan to defined contribution plan in accordance with the Defined Contribution Pension Act in Japan.

•	Modified the terms of the defined benefit plan.

According to the changes, gains and loss from curtailments and settlements and prior service credit were recognized in consolidated financial statements.

Information regarding NIDEC’s employees’ defined benefit plans is as follows:

Japanese plans:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Change in benefit obligation:
Benefit obligation at beginning of year	¥19,276	¥18,951	$227,913
Service cost	1,155	949	11,413
Interest cost	331	253	3,043
Actuarial loss	587	634	7,625
Plan amendment	(206)	(841)	(10,114)
Curtailments	—	(442)	(5,316)
Settlements	—	(2,844)	(34,203)
Benefits paid	(2,192)	(1,205)	(14,492)

	18,951	15,455	185,869

Change in plan assets:
Fair value of plan assets at beginning of year	7,085	7,976	95,923
Actual return on plan assets	1,270	95	1,143
Employer contribution	1,008	2,741	32,965
Plan amendment	(68)	(109)	(1,311)
Settlements	—	(2,348)	(28,238)
Benefits paid	(1,319)	(656)	(7,890)

Fair value of plan assets at end of year	7,976	7,699	92,592

Funded status	¥(10,975)	¥(7,756)	$(93,277)

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Accrued pension and severance costs	¥10,975	¥7,756	$93,277

Net amounts recognized	¥10,975	¥7,756	$93,277

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Actuarial loss	¥(2,732)	¥(2,880)	$(34,636)
Prior service credit	439	1,145	13,770

Pension liability adjustments, pre-tax	¥(2,293)	¥(1,735)	$(20,866)

The accumulated benefit obligations for all defined benefit pension plans were ¥17,124 million and ¥14,808 million ($178,088 thousand) for the years ended March 31, 2010 and 2011, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Projected benefit obligations	¥18,951	¥15,454	$185,857
Accumulated benefit obligations	17,124	14,808	178,088
Fair value of plan assets	7,976	¥7,699	$92,592

Weighted-average assumptions used to determine benefit obligations as of March 31, 2010 and 2011 are as follows:

	March 31
	2010	2011
Discount rate	1.8%	1.6%
Rate of compensation increase	2.3%	2.2%

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2009, 2010 and 2011 are as follows:

	For the year ended March 31
	2009	2010	2011
Discount rate	1.9%	1.8%	1.8%
Expected return on plan assets	1.9%	1.8%	2.3%
Rate of compensation increase	2.5%	2.4%	2.3%

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended
	2009	2010	2011	March 31 2011
Components of net periodic (benefit) cost:
Service cost	¥1,163	¥1,155	¥949	$11,413
Interest cost	335	331	253	3,043
Expected return on plan assets	(148)	(120)	(165)	(1,984)
Amortization of net actuarial loss	33	165	106	1,275
Amortization of prior service credit	(62)	(62)	(135)	(1,624)
Gains from curtailments and settlements	—	—	(249)	(2,995)

Net periodic pension cost	¥1,321	¥1,469	¥759	$9,128

Prior service cost and actuarial gain and loss are amortized using the straight-line method over the average remaining service period of active employees. The estimated prior service credit and net actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost for the year ending March 31, 2012 are ¥127 million ($1,527 thousand) and ¥147 million ($1,768 thousand), respectively.

Foreign plans:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Change in benefit obligation:
Benefit obligation at beginning of year	¥3,724	¥5,002	$60,156
Service cost	221	321	3,860
Interest cost	212	206	2,477
Actuarial loss (gain)	515	(43)	(517)
Acquisition and other	633	789	9,490
Foreign currency exchange rate changes	(102)	(439)	(5,280)
Benefits paid	(201)	(175)	(2,104)

	5,002	5,661	68,082

Change in plan assets:
Fair value of plan assets at beginning of year	231	435	5,232
Actual return on plan assets	13	57	686
Employer contribution	252	179	2,153
Foreign currency exchange rate changes	2	(30)	(361)
Benefits paid	(63)	(48)	(578)

Fair value of plan assets at end of year	435	593	7,132

Funded status	¥(4,567)	¥(5,068)	$(60,950)

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Accrued pension and severance costs	¥4,567	¥5,068	$60,950

Net amounts recognized	¥4,567	¥5,068	$60,950

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Actuarial gain	¥77	¥301	$3,620

Pension liability adjustments, pre-tax	¥77	¥301	$3,620

The accumulated benefit obligations for all defined benefit pension plans were ¥4,738 million and ¥5,441 million ($65,436 thousand) for the years ended March 31, 2010 and 2011, respectively.

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Projected benefit obligations	¥5,002	¥5,661	$68,082
Accumulated benefit obligations	4,738	5,441	65,436
Fair value of plan assets	435	¥593	$7,132

Weighted-average assumptions used to determine benefit obligations as of March 31, 2010 and 2011 are as follows:

	March 31
	2010	2011
Discount rate	4.8%	5.7%
Rate of compensation increase	2.5%	2.9%

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2009, 2010 and 2011 are as follows:

	For the year ended March 31
	2009	2010	2011
Discount rate	5.9%	6.0%	4.8%
Expected return on plan assets	3.0%	2.3%	2.0%
Rate of compensation increase	2.5%	2.5%	2.5%

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31
	2009	2010	2011	2011
Components of net periodic (benefit) cost:
Service cost	¥267	¥221	¥321	$3,860
Interest cost	251	212	206	2,478
Expected return on plan assets	(9)	(16)	(90)	(1,082)
Amortization of net actuarial (gain) loss	(40)	(39)	5	60

Net periodic pension cost	¥469	¥378	¥442	$5,316

Actuarial gain and losses are amortized using the straight-line method over the average remaining service period of active employees. The estimated net actuarial gain for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost for the year ending March 31, 2012 is ¥3 million ($36 thousand).

Japanese plans and foreign plans:

NIDEC’s policy and objective for plan asset management is to generate a stable return on the investment over the long term, which enable NIDEC’s pension funds to meet future benefit payment requirements under risks which NIDEC considers permissible. NIDEC formulates “basic” portfolio that suits the above-mentioned policy, and ensure that plan assets are allocated under this “basic” portfolio. NIDEC evaluates its actual return and revises the “basic” portfolio, if necessary.

NIDEC’s portfolio for plans consists of three major components: approximately 11% is invested in equity securities, approximately 7% is invested in debt securities, and approximately 82% is invested in other investment vehicles, primarily consisting of investments in pooled funds and life insurance company general accounts.

The equity securities are selected from stocks that are listed on the securities exchanges. The debt securities are selected from Japanese and foreign government bonds, public debt instruments, and corporate bonds. Pooled funds included in other assets invest in equity and debt securities in mixture selected from same as above two categories. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital.

The three levels of input used to measure fair value are more fully described in Note 20. The fair values of NIDEC’s pension plan assets at March 31, 2010 and 2011, by asset category, are as follows:

	Yen in millions
	Fair Value at March 31, 2010	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥621	¥621	¥—	¥—
Foreign companies	445	445	—	—
Debt securities:
Pooled funds *1	882	—	882	—
Other assets:
Cash and cash equivalents	670	670	—	—
Life insurance company general accounts	2,571	—	2,571	—
Pooled funds *2	3,222	—	3,222	—

Total	¥8,411	¥1,736	¥6,675	¥—

*1	These funds invest in approximately 78% Japanese bonds, 22% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 36% Japanese companies and 20% foreign companies, and debt security consisting of approximately 27% Japanese bonds and 13% foreign bonds.

	Yen in millions
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥469	¥469	¥—	¥—
Foreign companies	409	409	—	—
Debt securities:
Pooled funds *1	617	—	617	—
Other assets:
Cash and cash equivalents	746	746	—	—
Life insurance company general accounts	2,767	—	2,767	—
Pooled funds *2	3,284	—	3,284	—

Total	¥8,292	¥1,624	¥6,668	¥—

	U.S. dollars in thousands
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	$5,640	$5,640	$—	$—
Foreign companies	4,919	4,919	—	—
Debt securities:
Pooled funds *1	7,420	—	7,420	—
Other assets:
Cash and cash equivalents	8,972	8,972	—	—
Life insurance company general accounts	33,277	—	33,277	—
Pooled funds *2	39,495	—	39,495	—

Total	$99,723	$19,531	$80,192	$—

*1	These funds invest in approximately 80% Japanese bonds, 20% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 34% Japanese companies and 21% foreign companies, and debt security consisting of approximately 29% Japanese bonds and 12% foreign bonds.

Level 1 assets are comprised primarily of cash and cash equivalents and equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised primarily of pooled funds that invest in equity and debt securities, and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. The net asset value is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding. Investments in life insurance company general accounts are valued at conversion value.

NIDEC expects to contribute approximately ¥929 million ($11,173 thousand) to its defined benefit plans for the year ending March 31, 2012.

The future benefit payments for defined benefit plans are expected as follows:

	Yen in millions		U.S. dollars in thousands
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
2012	¥906	¥544	$10,896	$6,542
2013	978	481	11,762	5,785
2014	956	634	11,497	7,625
2015	894	319	10,752	3,836
2016	929	359	11,173	4,317
Years 2017-2021	¥4,375	¥2,178	$52,616	$26,194

Certain subsidiaries have a number of multiemployer plans. Total amounts of cost recognized for certain subsidiaries’ contributions to the plans were ¥239 million, ¥203 million and ¥206 million ($2,477 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively. NIDEC expects to contribute approximately ¥184 million ($2,213 thousand) for the year ending March 31, 2012.

Certain subsidiaries have a number of defined contribution plans. Total amounts of cost recognized for certain subsidiaries’ contribution to the plans were ¥358 million, ¥340 million and ¥982 million ($11,810 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively. NIDEC expects to contribute approximately ¥1,501 million ($18,052 thousand) for the year ending March 31, 2012.